Note 6 - Investment Securities Available for Sale (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Percentage of Aggregate Depreciation Held by Debt Securities	0.05%
Other than Temporary Impairment Losses, Investments, Total	$ 0	$ 0